MARKETABLE SECURITIES AND ACCRUED INTEREST (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized cost	$ 23,728	$ 24,168
Gross Unrealized gains	361	46
Gross Unrealized losses		(736)
Fair Value	24,089	23,478
Corporate Debt Securities [Member] | Maturing Between One to Three Years [Member]
Amortized cost		23,823
Gross Unrealized gains		46
Gross Unrealized losses		(736)
Fair Value		23,133
Corporate Debt Securities [Member] | Maturing Within One Year [Member]
Amortized cost	7,625
Gross Unrealized gains	62
Fair Value	7,687
Corporate Debt Securities [Member] | Maturing Between One to Two Years [Member]
Amortized cost	15,762
Gross Unrealized gains	299
Fair Value	16,061
Accured Interest [Member]
Amortized cost	341	345
Gross Unrealized gains	0	0
Gross Unrealized losses		0
Fair Value	$ 341	$ 345